Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
We account for derivatives in accordance with ASC Topic 815, which establishes accounting and reporting standards requiring that derivative instruments be recorded on the balance sheet as either an asset or liability measured at fair value. Additionally, changes in the derivative’s fair value shall be recognized currently in earnings unless specific hedge accounting criteria are met.
2017 Conversion Derivative and Notes Hedging
On August 31, 2012, we issued the 2017 Notes. The 2017 Notes Conversion Derivative requires bifurcation from the 2017 Notes in accordance with ASC Topic 815, and is accounted for as a derivative liability. The fair value of the 2017 Notes Conversion Derivative at the time of issuance of the 2017 Notes was $48.1 million. See Note 6 of the condensed consolidated financial statements for additional information regarding the 2017 Notes.
We also entered into the 2017 Notes Hedges in connection with the issuance of the 2017 Notes with certain counterparties. The 2017 Notes Hedges, which are cash-settled, are intended to reduce our exposure to potential cash payments that we are required to make upon conversion of the 2017 Notes in excess of the principal amount of converted notes if our common stock price exceeds the conversion price. The aggregate cost of the 2017 Notes Hedges was $56.2 million and was accounted for as a derivative asset in accordance with ASC Topic 815.
On February 13, 2015, we issued $632.5 million of the 2020 Notes, which generated proceeds of approximately $613 million net of issuance costs. We used approximately $292 million of the net proceeds from this offering to repurchase and extinguish approximately $240 million aggregate principal amount of the 2017 Notes, settle the associated portion of the 2017 Notes Conversion Derivative, approximately $49 million, and to satisfy the accrued interest of $2.4 million. We also settled all of the 2017 Notes Hedges and repurchased all of the warrants associated with the 2017 Notes, generating net proceeds of approximately $10 million. See Note 6 of the condensed consolidated financial statements for additional information regarding the 2020 Notes.
The following table summarizes the fair value and the presentation in the condensed consolidated balance sheet (in thousands):

	Location on condensed consolidated balance sheet	September 30, 2015	December 31, 2014
2017 Notes Hedges	Other assets	$—	$80,000
2017 Notes Conversion Derivative	Other liabilities	$8,143	$76,000

Neither the 2017 Notes Conversion Derivative nor the 2017 Notes Hedges qualify for hedge accounting, thus any change in the fair value of the derivatives is recognized immediately in the condensed consolidated statements of operations. The following table summarizes the gain (loss) on changes in fair value (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
2017 Notes Hedges	$—	$(12,000)	$(10,236)	$(6,000)
2017 Notes Conversion Derivative	4,407	11,000	18,705	4,000
Net gain (loss) on changes in fair value	$4,407	$(1,000)	$8,469	$(2,000)

2020 Conversion Derivative and Notes Hedging
On February 13, 2015, we issued the 2020 Notes. The 2020 Notes Conversion Derivative requires bifurcation from the 2020 Notes in accordance with ASC Topic 815, and is accounted for as a derivative liability. The fair value of the 2020 Notes Conversion Derivative at the time of issuance of the 2020 Notes was $149.8 million. See Note 6 of the condensed consolidated financial statements for additional information regarding the 2020 Notes.
We also entered into the 2020 Notes Hedges in connection with the issuance of the 2020 Notes with the Option Counterparties. The 2020 Notes Hedges, which are cash-settled, are intended to reduce our exposure to potential cash payments that we are required to make upon conversion of the 2020 Notes in excess of the principal amount of converted notes if our common stock price exceeds the conversion price. The aggregate cost of the 2020 Notes Hedges was $144.8 million and is accounted for as a derivative asset in accordance with ASC Topic 815.

	Location on condensed consolidated balance sheet	September 30, 2015	December 31, 2014
2020 Notes Hedges	Other assets	$102,226	$—
2020 Notes Conversion Derivative	Other liabilities	$103,615	$—

Neither the 2020 Notes Conversion Derivative nor the 2020 Notes Hedges qualify for hedge accounting, thus any change in the fair value of the derivatives is recognized immediately in the condensed consolidated statements of operations. The following table summarizes the gain (loss) on changes in fair value (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
2020 Notes Hedges	$(21,512)	$—	$(42,617)	$—
2020 Notes Conversion Derivative	21,757	—	46,169	—
Net gain on changes in fair value	$245	$—	$3,552	$—

Derivatives not Designated as Hedging Instruments
We employ a derivative program using 30-day foreign currency forward contracts to mitigate the risk of currency fluctuations on our intercompany receivable and payable balances that are denominated in foreign currencies. These forward contracts are expected to offset the transactional gains and losses on the related intercompany balances. These forward contracts are not designated as hedging instruments under ASC Topic 815. Accordingly, the changes in the fair value and the settlement of the contracts are recognized in the period incurred in the accompanying condensed consolidated statements of operations. At September 30, 2015, we had no foreign currency contracts outstanding.